Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2023	€ 26,879	€ 2,056,110	€ (1,565,981)	€ (67)	€ 516,941
Net loss			(143,096)		(143,096)
Other comprehensive income (loss)				(79)	(79)
Total comprehensive income (loss)			(143,096)	(79)	(143,175)
Share-based payment expense		1,731			1,731
Realized tax benefits on transaction costs of prior years		898			898
Settlement of share-based payment awards	39	99			138
Balance at the end at Jun. 30, 2024	26,918	2,058,839	(1,709,077)	(146)	376,533
Balance at the beginning at Dec. 31, 2024	26,921	2,073,444	(1,403,796)	39	696,608
Net loss			(111,644)		(111,644)
Other comprehensive income (loss)				(344)	(344)
Total comprehensive income (loss)			(111,644)	(344)	(111,988)
Share-based payment expense		2,694			2,694
Realized tax benefits on transaction costs of prior years		(947)			(947)
Settlement of share-based payment awards	100	(100)
Balance at the end at Jun. 30, 2025	€ 27,021	€ 2,075,091	€ (1,515,440)	€ (305)	€ 586,367